UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-73600

                                  Monetta Trust
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             1776 S. Naperville Road, Suite 100
                             Wheaton, IL 60187-8133
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip Code)

                              Monetta Financial Services, Inc.
                              1776-A S. Naperville Road, Suite 100
                              Wheaton, IL 60187-8133
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-630-462-9800
                                                           --------------

                     Date of fiscal year end: December 31
                                              --------------

                     Date of reporting period: September 30, 2004
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS


Monetta Trust - Select Technology Fund
Schedule of Investments (Unaudited)
September 30, 2004


COMMON STOCKS - 99.5%					       SHARES		MARKET VALUE

Consulting Services - 1.2%
Accenture Ltd - CL A						*700		   $18,935

Computers - 18.9%
Affiliated Computer Services, Inc. - CL A			*350		    19,485
Apple Computer, Inc.					      *1,000		    38,750
DST Systems, Inc.						*400		    17,788
Dell, Inc.							*500		    17,800
EMC Corp.						      *2,000		    23,080
Electronic Data Systems Corp.				       1,000		    19,390
Hewlett-Packard Co.					       1,000		    18,750
Int'l Business Machines Corp.					 200		    17,148
Lexmark Int'l, Inc.						*220		    18,482
NCR Corp.							*400		    19,836
Network Appliance, Inc.					      *1,000		    23,000
Sandisk Corp.							*600		    17,472
Sun Microsystems, Inc.					      *5,000		    20,200
Sungard Data Sysytems, Inc.					*600		    14,262
										   -------
										   285,443

Electrical Components&Equipment - 1.2%
Molex, Inc.							 600		    17,892

Electronics - 7.9%
Agilent Technologies, Inc.				      *1,000		    21,570
Celestica, Inc.						      *1,200		    15,240
Flextronics Int'l Ltd					      *1,000		    13,250
Jabil Circuit, Inc.					        *800		    18,400
Sanmina-SCI Corp.					      *3,000		    21,150
Solectron Corp.						      *3,000		    14,850
Vishay Intertechnology, Inc.				      *1,200		    15,480
									           -------
										   119,940

Home Furnishings - 0.9%
Sony Corp.						 	 400		    13,756

Internet - 6.40%
Check Point Software Technologies Ltd			      *1,500		    25,455
Symantec Corp.							*500		    27,440
Verisign, Inc.						      *1,000		    19,880
Yahoo!Inc.							*700		    23,737
										    ------
										    96,512

Office/Business Equipment - 0.9%
Xerox Corp.						      *1,000		    14,080

Electronic Components-Semiconductor - 14.8%
Advanced Micro Devices, Inc.				      *1,000		    13,000
Broadcom Corp. - CL A						*500		    13,645
Infineon Technologies AG				      *1,200		    12,264
Intel Corp.						       1,000		    20,060
LSI Logic Corp.						      *1,800		     7,758
Microchip Technology, Inc.					 800		    21,472
Micron Technology, Inc.					      *2,000		    24,060
NVIDIA Corp.						      *1,000		    14,520
National Semiconductor Corp.				      *1,000		    15,490
Qlogic Corp.							*700		    20,727
STMicroelectronics N.V.  					 700		    12,096
Texas Instruments, Inc.					      *1,000		    21,280
Xilinx, Inc.					  	       1,000		    27,000
										   -------
										   223,372

Semiconductor Components-Integrated Circuits - 8.70%
Analog Devices, Inc.						 700		    27,146
Linear Technology Corp.						 500		    18,120
Marvell Technology Group Ltd				      *1,000		    26,130
Maxim Integrated Products, Inc.				  	 500		    21,145
Taiwan Semiconductor - SP ADR				       3,422		    24,433
United Microelectronics Corp. - SP ADR			      *4,293		    14,510
										   -------
										   131,484

Semiconductor Equipment - 2.60%
ASML Holding N.V.					      *1,200		    15,444
KLA -Tencor Corp.						*300		    12,444
Teradyne, Inc.							*800		    10,720
										    ------
										    38,608

Software - 15.70%
Adobe Sysytems, Inc.						 500		    24,735
BEA Systems, Inc.					      *1,000		     6,910
BMC Software, Inc.					      *1,000		    15,810
Citrix Systems, Inc.					      *1,000		    17,520
Computer Associates Int'l, Inc.					 600		    15,780
Electronic Arts, Inc.						 400		    18,396
First Data Corp.						*450		    19,575
Infosys Technologies Ltd - SP ADR				 300		    16,980
Microsoft Corp.							 700		    19,355
Oracle Corp.						      *1,700		    19,176
Peoplesoft, Inc.					      	*800		    15,880
SAP AG - SP ADR							*400		    15,580
Satyam Computer Services - SP ADR			       1,000		    23,120
Siebel Sysytems, Inc.					       1,200		     9,048
										   -------
										   237,865

Telecommunications - 20.3%
Alcatel S.A. - SP ADR					      *1,500		    17,595
Amdocs Ltd							*400		     8,732
Avaya, Inc.						      *1,500		    20,910
Cisco Systems, Inc.					      *1,000		    18,100
Comverse Technology, Inc.				      *1,000		    18,830
Corning, Inc.						      *1,700		    18,836
Ericsson (LM) Telephone - SP ADR			      *1,000		    31,240
JDS Uniphase Corp.					      *4,000		    13,480
Juniper Networks, Inc.						*800		    18,880
Lucent Technologies, Inc.				      *6,000		    19,020
Motorola, Inc.						       2,000		    36,080
Nokia Corp. - SP ADR					       1,000		    13,720
Nortel Networks Corp.					      *5,000		    17,000
Qualcomm, Inc.							 600		    23,424
Scientific-Atlanta, Inc.					 500		    12,960
Tellabs, Inc.						      *2,000		    18,380
										   -------
										   307,187


Total Common Stocks								 1,505,074
  (Cost $1,514,996) (a)


VARIABLE DEMAND NOTES - 1.1%				PRINCIPAL AMOUNT
Wisconsin Corp. Central
  Credit Union - 1.503%					      16,400		    16,400
										 ---------
Total Investments - 100.6%							 1,521,474
  (Cost $1,531,396) (a)


Other Net Assets Less Liabilities - (0.6%)					    (9,370)
										 ---------

Net Assets - 100%								 $1,512,104
										 ==========




(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $189,043 and aggregate gross unrealized depreciation is $198,965 resulting in net unrealized depreciation of $9,922.


* Non-income producing security.

Monetta Trust - Mid-Cap Equity Fund
Schedule of Investments (Unaudited)
September 30, 2004

COMMON STOCKS - 97.3%
							SHARES		      MARKET VALUE


Aerospace/Defense - 2.6%
Orbital Sciences Corp.					*5,000			$57,100
United Defense Industries, Inc.				*3,000			119,970
										-------
										177,070

Agriculture - 1.6%
Monsanto Co.						 3,000			109,260

Airlines - 4.5%
JetBlue Airways Corp.					*5,000			104,600
Southwest Airlines Co.					15,000			204,300
										-------
										308,900

Apparel - 2.3%
Nike, Inc. - CL B"					 2,000			157,600

Auto Parts&Equipment - 1.3%
Borgwarner, Inc.					 2,000			 86,580

Banks - 3.8%
First Horizon Nat'l Corp.				 2,000			 86,720
Northern Trust Corp.					 2,000			 81,600
Zions Bancorporation					 1,500			 91,560
										-------
										259,880

Building Materials - 3.1%
American Standard Co., Inc.				*2,000			 77,820
Masco Corp.						 4,000			138,120
										-------
										215,940

Chemicals - 5.8%
IMC Global, Inc.				       *10,000			173,900
PM Int'l, Inc.						 5,000			 88,250
The Sherwin-Williams Co.				 3,000			131,880
										-------
										394,030

Commercial Services - 5.8%
H&R Block, Inc.						 2,000			 98,840
Manpower, Inc.						 2,000			 88,980
McKesson Corp.						 2,000			 51,300
Pharmaceutical Product Development, Inc.		 *3000			108,000
Robert Half Int'l, Inc.					 2,000			 51,540
										-------
										398,660

Distribution/Wholesale - 1.8%
Hughes Supply, Inc.					 4,000			120,280

Electric - 2.8%
Ameren Corp.						 2,000			 92,300
The AES Corp.					       *10,000			 99,900
										-------
										192,200

Electronics - 1.3%
Agilent Technologies, Inc.				*4,000			 86,280


Entertainment - 1.6%
Shuffle Master, Inc.					*3,000			112,380


Healthcare-Products - 2.7%
Gen-Probe, Inc.						*2,000			 79,740
The Cooper Companies, Inc.				 1,500			102,825
										-------
										182,565

Healthcare-Services - 4.8%
Coventry Health Care, Inc.				*2,000			106,740
Laboratory Corp. of America Holdings			*3,000			131,160
Quest Diagnostics, Inc.					 1,000			 88,220
										-------
										326,120

Home Builders - 4.2%
D.R. Horton, Inc.					 3,000			 99,330
Hovnanian Enterprises, Inc. - CL A			*2,300			 92,230
Lennar Corp. - CL A					 2,000			 95,200
										-------
										286,760

Insurance - 3.3%
Brown & Brown, Inc.					 2,000			 91,400
SAFECO Corp.						 3,000			136,950
										-------
										228,350

Iron/Steel - 1.7%
Steel Dynamics, Inc.					 3,000			115,860

Lodging - 5.2%
Harrah's Entertainment, Inc.				 2,000			105,960
MGM Mirage, Inc.					*3,000			148,950
Wynn Resorts Ltd					*2,000			103,380
										-------
										358,290

Machinery-Construction&Mining - 1.5%
Joy Global, Inc.					3,000			103,140

Media - 3.7%
Sirius Satellite Radio, Inc.			      *40,000			128,000
XM Satellite Radio Holdings, Inc. - CL A	       *4,000			124,080
										-------
										252,080

Metal Fabricate/Hardware - 1.7%
Commercial Metals Co.					3,000			119,160


Mining - 1.3%
Phelps Dodge Corp.					1,000			92,030


Miscellaneous Manufacturing - 2.7%
Actuant Corp. - CL A				       *3,000			123,630
Carlisle Companies, Inc.				1,000			 63,930
										-------
										187,560

Oil&Gas - 1.9%
XTO Energy, Inc.					4,000			129,920


Oil&Gas Services - 1.5%
FMC Technologies, Inc.					*3,000			100,200


Pharmaceuticals - 5.1%
Caremark Rx, Inc.					*3,000			 96,210
Connectics Corp.					*4,000			108,080
IVAX Corp.						*7,500			143,625
										-------
										347,915


Retail - 8.1%
Barnes & Noble, Inc.					*3,000			111,000
MSC Industrial Direct Co., Inc. - CL A			 3,000			102,240
Outback Steakhouse, Inc.				 2,000			 83,060
PETsMart, Inc.						 2,000			 56,780
The May Department Stores, Inc.				 3,500			 89,705
Williams-Sonoma, Inc.					*3,000			112,650
										-------
										555,435


Semiconductors - 2.0%
Broadcom Corp. - CL A					*5,000			136,450


Software - 3.7%
Microsoft Corp.						 5,000			138,250
The Dun & Bradstreet Corp.				*2,000			117,400
										-------
										255,650

Textiles - 1.2%
Mohawk Industries, Inc.					*1,000			79,390


Toys/Games/Hobbies - 2.7%
Hasbro, Inc.						10,000			188,000
									      ---------


Total Common Stocks							      6,663,935
  (Cost $6,171,529) (a)


VARIABLE DEMAND NOTES - 3.5%		            PRINCIPAL AMOUNT
American Family Financial
  Services Co. - 1.432%					100,000			100,000
Wisconsin Corp. Central
  Credit Union - 1.503%					139,200			139,200
										-------
										239,200

COMMERCIAL PAPER - 3.6%				    PRINCIPAL AMOUNT
GE Capital Corp. - 1.550%				250,000			249,882
  Due 10/12/04									-------


Total Short-Term Investments - 7.1%						489,082
									      ---------

Total Investments - 104.4%						      7,153,017
  (Cost $6,660,611) (a)


Other Net Assets Less Liabilities - (4.4%)				       (300,191)
									      ---------

Net Assets - 100%							     $6,852,826
									      =========




(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $633,278 and aggregate gross unrealized depreciation is $140,872 resulting in net unrealized appreciation of $492,406.


* Non-income producing security.

Monetta Trust - Blue Chip Fund
Schedule of Investments (Unaudited)
September 30, 2004



COMMON STOCKS - 96.2%					       SHARES	      MARKET VALUE

Agriculture - 5.1%
Altria Group, Inc.						1,000		$47,040
Monsanto Corp.							1,000		 36,420
										-------
										 83,460

Airlines - 2.5%
Southwest Airlines Co.						3,000		 40,860

Auto Parts&Equipment - 1.7%
Johnson Controls, Inc.						  500		 28,405

Banks - 2.3%
National City Corp.						1,000		 38,620

Biotechnology - 3.1%
Amgen, Inc.							 *500		 28,340
Chiron Corp.							 *500		 22,100
										 ------
										 50,440

Building Materials - 1.9%
NCI Building Systems, Inc.					*1,000		 31,900

Computers - 1.8%
Electronic Data Systems Corp.					 1,500		 29,085

Diversified Financial Services - 9.2%
American Express Co.						 1,000		 51,460
Citigroup, Inc.							 1,000		 44,120
J.P. Morgan Chase & Co.						 1,400		 55,622
										-------
										151,202

Healthcare-Products - 5.7%
Biosite, Inc.							*1,000		 48,960
Johnson & Johnson						   800		 45,064
										 ------
										 94,024

Healthcare-Services - 4.3%
Humana, Inc.							*1,000		 19,980
UnitedHealth Group, Inc.				  	   700		 51,618
										 ------
										 71,598

Insurance - 2.1%
American Int'l Group, Inc.					   500		 33,995

Internet - 1.7%
Symantec Corp.							  *500		 27,440

Iron/Steel- 2.8%
POSCO - SP ADR							 1,200		 45,420

Media - 3.4%
Comcast Corp. - CL A						*2,000		 56,480

Mining - 4.0%
BHP Billiton Ltd						 1,000		 20,750
Phelps Dodge Corp.						   500		 46,015
										 ------
										 66,765

Miscellaneous Manufacturing - 5.7%
General Electric Co.						 2,000		 67,160
Ingersoll-Rand Co. - CL A					   400		 27,188
										 ------
										 94,348
Oil&Gas - 2.9%
Exxon Mobil Corp.						 1,000		 48,330

Oil&Gas Services - 4.7%
Baker Hughes, Inc.						 1,000		 43,720
Halliburton Co.							 1,000		 33,690
										 ------
										 77,410

Pharmaceuticals - 2.3%
Schering-Plough Corp.						 2,000		 38,120

Retail - 12.2%
Home Depot, Inc.						 1,500		 58,800
McDonald's Corp.						 1,500		 42,045
The Gap, Inc.							 2,000		 37,400
Wal-Mart Stores, Inc.						   500		 26,600
Walgreen Co.							 1,000		 35,830
										-------
										200,675

Software - 6.0%
First Data Corp.						 1,000		 43,500
Microsoft Corp.							 2,000		 55,300
										 ------
										 98,800

Telecommunications - 10.8%
Lucent Technologies, Inc.					*20,000		 63,400
Qualcomm, Inc.							  1,400		 54,656
Sprint Corp. - Fon Group					  1,000	 	 20,130
Verizon Communications, Inc.					  1,000		 39,380
										-------
										177,566
									      ---------

Total Common Stocks							      1,584,943
  (Cost $1,516,558) (a)


VARIABLE DEMAND NOTES - 5.6%			            PRINCIPAL AMOUNT
American Family Financial
  Services Co. - 1.432%						 31,100		 31,100
Wisconsin Corp. Central
  Credit Union - 1.503%						 61,100		 61,100
										 ------
										 92,200
									      ---------

Total Investments - 101.8%						      1,677,143
  (Cost $1,608,758) (a)


Other Net Assets Less Liabilities - (1.8%)					(28,760)
									      ---------

Net Assets - 100%							     $1,648,383
									      =========




(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $102,585 and aggregate gross unrealized depreciation is $34,200 resulting in net unrealized appreciation of $68,385.


* Non-income producing security.

Monetta Trust - Balanced Fund
Schedule of Investments (Unaudited)
September 30, 2004


COMMON STOCKS - 57.8%					MATURITY DATE	       SHARES	      MARKET VALUE

Aerospace/Defense - 1.3%
Boeing Co.									1,000		$51,620

Airlines - 1.4%
Southwest Airlines Co.								4,000		 54,480

Auto Manufacturers - 0.9%
Honda Motor Co. Ltd - SP ADR							1,500		 36,540
Beverages - 1.0%
Coca-Cola Co.									1,000		 40,050

Building Materials - 1.7%
Masco Corp.									2,000		 69,060

Chemicals - 3.0%
Dow Chemical Co.								1,000		 45,180
NOVA Chemicals Corp.								2,000		 77,400
												-------
												122,580

Commercial Services - 0.8%
R.R. Donnelley & Sons Co.							1,000		 31,320

Computers - 1.5%
Electronic Data Systems Corp.							3,000		 58,170

Diversified Financial Services - 6.6%
American Express Co.								2,000		102,920
CIT Group, Inc.									1,200		 44,868
Citigroup, Inc.									1,500		 66,180
J.P. Morgan Chase & Co.								1,320		 52,444
												-------
												266,412

Electric - 2.1%
Duke Energy Corp.								1,500		 34,335
The AES Corp.								       *5,000		 49,950
												 ------
												 84,285
Forest Products&Paper - 1.0%
Int'l Paper Co.									1,000		 40,410

Healthcare-Products - 2.8%
Johnson & Johnson								2,000		112,660

Healthcare-Services - 1.0%
HCA, Inc.									1,000		 38,150

Insurance - 3.4%
American Int'l Group, Inc.							1,000		 67,990
Cigna Corp.									1,000		 69,630
												-------
												137,620

Internet - 0.8%
Yahoo!Inc.								       *1,000		 33,910

Leisure Time - 1.2%
Carnival Corp.									1,000		 47,290

Media - 4.7%
Comcast Corp. - CL A								*2,000		 56,480
The Walt Disney Co.								 3,000		 67,650
Time Warner, Inc.								*4,000		 64,560
												-------
												188,690

Miscellaneous Manufacturing - 3.3%
Eastman Kodak Co.								 2,000		 64,440
General Electric Co.								 2,000		 67,160
												-------
												131,600

Oil&Gas - 1.4%
Exxon Mobil Corp.								 1,200		 57,996

Oil&Gas Services - 3.2%
Schlumberger Ltd.								 1,000		 67,310
Smith Int'l, Inc.								*1,000		 60,730
												-------
												128,040

Pharmaceuticals - 1.4%
Schering-Plough Corp.								 3,000		 57,180

Retail - 6.1%
Best Buy Co., Inc.								 1,000		 54,240
Home Depot, Inc.								 1,000		 39,200
McDonald's Corp.								 4,000		112,120
Outback Steakhouse, Inc.							 1,000		 41,530
												-------
												247,090

Software - 1.0%
Automatic Data Processing, Inc.							 1,000		 41,320

Telecommunications - 4.1%
Lucent Technologies, Inc.						       *10,000		 31,700
Motorola, Inc.									 3,000		 54,120
Qualcomm, Inc.									 2,000		 78,080
												-------
												163,900

Transportation - 2.1%
FedEx Corp.									 1,000		 85,690
											       --------


Total Common Stocks									      2,326,063
  (Cost $2,078,339) (a)


VARIABLE DEMAND NOTES - 3.0%						  PRINCIPAL AMOUNT
Wisconsin Corp. Central
  Credit Union - 1.503%							       120,200		120,200


TREASURY NOTES - 7.8%							  PRINCIPAL AMOUNT
U.S. Treasury Note 4.750%				05/15/14	       165,000		173,198
U.S. Treasury Note 6.500%				11/15/26	       115,000		139,060
												-------

Total Treasury Notes										312,258
  (Cost $303,148) (a)


CORPORATE BONDS - 24.6%						          PRINCIPAL AMOUNT

Auto - 0.5%
Daimlerchrysler NA Holding Co. 7.750%			06/15/05		20,000		 20,715

Banks - 2.7%
Bank One Corp. 6.875%					08/01/06		25,000		 26,778
Royal Bank of Scotland 9.118%				03/31/49		25,000		 30,735
Washington Mutual, Inc. 5.625%				01/15/07		25,000		 26,277
Wells Fargo & Co. 5.125%				02/15/07		25,000		 26,089
												-------
												109,878

Cable TV - 0.2%
Cox Communications, Inc. 3.875%				10/01/08		10,000		  9,640

Chemicals - 0.4%
Chevron Phillips Chemical Co. 5.375%			06/15/07		15,000		 15,703

Computers - 0.6%
Hewlett-Packard Co. 7.150%				06/15/05		25,000		 25,820

Electric - 5.4%
CILCorp, Inc. 8.700%					10/15/09		15,000		 17,792
Commonwealth Edison 6.400%				10/15/05		15,000		 15,553
Constellation Energy Group 6.125%			09/01/09		20,000		 21,736
Dominion Resources, Inc. 2.800%				02/15/05		20,000		 20,025
DPL, Inc. 6.875%					09/01/11		15,000		 15,900
Duke Energy Corp. 7.375%				03/01/10		15,000		 17,142
Firstenergy Corp. 5.500%				11/15/06		15,000		 15,614
Nisource Finance Corp. 7.625%				11/15/05		20,000		 21,016
Pepco Holdings, Inc. 6.450%				08/15/12		25,000		 27,214
Progress Energy, Inc. 6.750%				03/01/06		25,000		 26,254
TXU Energy Co. 7.000%					03/15/13		15,000		 16,936
												-------
												215,182

Energy - 1.8%
Conoco Funding Co. 6.350%				10/15/11		25,000		 27,881
Transocean, Inc. 6.625%					04/15/11		25,000		 27,917
Valero Energy Corp. 7.375%				03/15/06		15,000		 15,936
												 ------
												 71,734

Finance - 5.5%
Boeing Capital Corp. 5.650%				05/15/06		15,000		 15,660
Citigroup, Inc. 6.250%					05/15/06		25,000		 26,360
Countrywide Home Loan 5.500%				08/01/06		25,000		 26,075
Ford Motor Credit Co. 7.500%				03/15/05		15,000		 15,331
General Electric Capital Corp. 8.625%			06/15/08		15,000		 17,542
General Motors Acceptance Corp. 6.125%			09/15/06		25,000		 26,135
Household Finance Corp. 7.875%				03/01/07		25,000		 27,666
National Rural Utilities 6.000%				05/15/06		25,000		 26,217
Pemex Finance Ltd 9.030%				02/15/11		20,000		 23,346
SLM Corp. 3.500%					09/30/06		15,000		 15,196
												-------
												219,528

Food-Miscellaneous - 0.4%
Conagra, Inc. 7.500%					09/15/05		15,000		 15,617

Forestry - 0.5%
Weyerhaeuser Co. 6.125%					03/15/07		20,000		 21,290

Insurance - 1.8%
AIG 6.900%						03/15/32		25,000		 29,136
GE Global Insurance Holdings 7.500%			06/15/10		15,000		 17,185
Reinsurance Group of America 6.750%			12/15/11		25,000		 27,943
												 ------
												 74,264

Medical - 0.3%
HCA, Inc. 6.910%					06/15/05		10,000		 10,227

Multimedia - 0.6%
AOL Time Warner, Inc. 5.625%				05/01/05		25,000		 25,448

Regional Authority - 1.4%
Province of British Columbia 4.300%			05/30/13		25,000		 25,271
Quebec Province 7.125%					02/09/24		25,000		 30,611
												 ------
												 55,882

REITS-Regional Malls - 0.4%
Simon Property Group LP 6.875%				10/27/05		15,000		 15,616

Telephone - 2.1%
AT&T Wireless Services, Inc. 7.350%			03/01/06		25,000		 26,548
Deutsche Telekom Int'l Finance 8.000%			06/15/10		10,000		 11,986
France Telecom 7.750%					03/01/11		15,000		 17,956
Verizon Pennsylvania  5.650%				11/15/11		25,000		 26,391
												 ------
												 82,880
											        -------

Total Corporate Bonds										989,424
  (Cost $963,296) (a)


GOVERNMENT AGENCIES - 6.5%					          PRINCIPAL AMOUNT

Int'l Bank Reconstruction & Development 7.000%		01/27/05		25,000		 25,392
Federal Home Loan Mortgage Corp. 2.875%			11/03/06		75,000		 74,756
Private Export Funding 5.685%				05/15/12	       100,000		108,461
Tennessee Valley Authority 4.700%			07/15/33		60,000		 53,896
												-------

Total U.S. Government Agencies									262,504
  (Cost $266,984) (a)									      ---------


Total Investments - 99.7%								      4,010,449
  (Cost $3,731,967) (a)

Other Net Assets Less Liabilities - 0.3%							 10,926
											      ---------

Net Assets - 100%									     $4,021,375
											      =========



(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $321,699 and aggregate gross unrealized depreciation is $43,317 resulting in net unrealized appreciation of $278,482.


* Non-income producing security.

Monetta Trust - Intermediate Bond Fund
Schedule of Investments (Unaudited)
September 30, 2004


CORPORATE BONDS - 64.9%
NUMBER OF SHARES				   MATURITY DATE	 SHARES	      MARKET VALUE

Auto - 1.5%
Daimlerchrysler NA Holding Co. 7.750%		      06/15/05		150,000		155,365

Banks - 7.9%
Bank One Corp. 6.875%				      08/01/06		150,000		160,665
Royal Bank of Scotland 9.118%			      03/31/49		175,000		215,143
Wachovia Corp. 6.800%				      06/01/05		150,000		154,190
Washington Mutual, Inc. 5.625%			      01/15/07		125,000		131,386
Wells Fargo & Co. 5.125%			      02/15/07		165,000		172,187
											-------
											833,570

Cable TV - 2.1%
Cox Communications, Inc, 3.875%			      10/01/08		 90,000		 86,757
TCI Communications, Inc. 6.875%			      02/15/06		125,000		131,061
											-------
											217,817

Chemicals - 1.1%
Chevron Phillips Chemical Co. 5.375%		      06/15/07		110,000		115,154

Computers - 1.5%
Hewlett-Packard Co. 7.150%			      06/15/05		150,000		154,919

Electric - 11.0%
CILCorp, Inc. 8.700%				      10/15/09		135,000		160,124
Commonwealth Edison 6.400%			      10/15/05		113,000		117,167
Constellation Energy Group 6.125%		      09/01/09		100,000		108,680
DPL, Inc. 6.875%				      09/01/11		110,000		116,600
Duke Energy Corp. 7.375%			      03/01/10		135,000		154,281
Firstenergy Corp. 5.500%			      11/15/06		135,000		140,524
Pepco Holdings, Inc. 6.450%			      08/15/12		125,000		136,069
PSEG Power LLC 6.875%				      04/15/06		100,000		105,660
TXU Energy C0. 7.000%				      03/15/13		100,000		112,908
										      ---------
										      1,152,012

Energy - 4.5%
Conoco Funding Co. 6.350%			      10/15/11		150,000		167,285
Transocean, Inc. 6.625%			   	      04/15/11		175,000		195,421
Valero Energy Corp. 7.375%			      03/15/06		100,000		106,242
											-------
											468,947

Finance - 14.7%
Boeing Capital Corp. 5.650%			      05/15/06		129,000		134,680
Citigroup, Inc. 6.250%				      05/15/06		175,000		184,521
Countrywide Home Loan 5.500%			      08/01/06		175,000		182,523
Ford Motor Credit Co. 7.500%			      03/15/05		135,000		137,976
General Electric Capital Corp. 8.750%		      06/15/08		160,000		187,115
General Motors Acceptance Corp. 6.125%		      09/15/06		100,000		104,541
Household Finance Corp. 7.875%			      03/01/07		125,000		138,332
National Rural Utilities 6.000%			      05/15/06		165,000		173,031
Pemex Finance Ltd 9.030%			      02/15/11		155,000		180,928
SLM Corp. 3.500%				      09/30/06		115,000		116,500
										      ---------
										      1,540,147

Food-Miscellaneous - 1.0%
Conagra, Inc. 7.500%				      09/15/05		100,000		104,114

Forestry - 1.1%
Weyerhaeuser Co. 6.125%				      03/15/07		105,000		111,772

Insurance - 3.7%
GE Global Insurance Holdings 7.500%		      06/15/10		172,000		197,051
Reinsurance Group of America 6.750%		      12/15/11		175,000		195,600
											-------
											392,651

Medical - 1.0%
HCA, Inc. 6.910%				      06/15/05		100,000		102,268

Regional Authority - 0.9%
Province of British Columbia 4.300%		      05/30/13		100,000		101,084

REITS-Regional Malls - 0.7%
Simon Property Group LP 6.875%			      10/27/05		 75,000		 78,078

Special Purpose Entity - 4.2%
Trains-BBB 6.539%				      08/15/08		420,000		445,431

Telephone - 8.0%
AT&T Wireless Services, Inc. 7.350%		      03/01/06		125,000		132,738
AT&T Corp. 7.750%				      03/01/07		 95,000		101,650
Deutsche Telekom Int'l Finance 8.000%		      06/15/10		125,000		149,824
France Telecom 7.750%				      03/01/11		135,000		161,606
Sprint Capital Corp. 6.000%			      01/15/07		125,000		132,315
Verizon Pennsylvania 5.650%			      11/15/11		150,000		158,345
											-------
											836,477
										      ---------

Total Corporate Bonds								      6,809,806
  (Cost $6,614,899) (a)


VARIABLE DEMAND NOTES - 0.3%					   PRINCIPAL AMOUNT
Wisconsin Corp. Central
  Credit Union - 1.503%							 35,000		 35,000


TREASURY NOTES - 13.6%						   PRINCIPAL AMOUNT
U.S. Treasury Note 4.750%			      05/15/14	      1,310,000	      1,375,091
U.S. Treasury Note 1.625%			      04/30/05		 45,000		 44,898
										      ---------

Total Treasury Notes								      1,419,989
  (Cost $1,425,599) (a)


GOVERNMENT AGENCIES - 17.3%				           PRINCIPAL AMOUNT
Federal Home Loan Mortgage Corp. 2.875%		      11/03/06		750,000		747,557
Federal Home Loan Mortgage Corp. 2.375%		      11/25/05		250,000		248,813
Int'l Bank Reconstruction & Development 7.000%	      01/27/05		160,000		162,506
Private Export Funding 5.685%			      05/15/12		600,000		650,767
										      ---------

Total U.S. Government Agencies							      1,809,643
  (Cost $1,812,563) (a)


U.S. TREASURY STRIPS - 1.8%				           PRINCIPAL AMOUNT

U.S. Treasury Strip 0.000%			      11/15/22	       *485,000		190,624
  (Cost $174,716) (a)
										     ----------

Total Investments - 97.9%							     10,265,062
  (Cost $10,062,777) (a)

Other Net Assets Less Liabilities - 2.1%						220,906
										     ----------

Net Assets - 100%								    $10,485,968
										     ==========





(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $234,668 and aggregate gross unrealized depreciation is $32,383 resulting in net unrealized appreciation of $202,285.


* Non-income producing security.

Monetta Trust - Government Money Market Fund
Schedule of Investments (Unaudited)
September 30, 2004


FEDERAL HOME LOAN BANK - 20.6%		MATURITY DATE		SHARES		MARKET VALUE

1.670%					   11/16/04	        690,000		 $688,528


FEDERAL HOME LOAN MORTGAGE CORP. - 35.7%
1.550%					   10/12/04		720,000		  719,659
1.750%					   11/10/04		470,000		  469,086
										---------
										1,188,745

FEDERAL NAT'L MORTGAGE ASSOCIATION - 43.6%
1.500%					   10/04/04		520,000		  519,935
1.600%					   10/20/04		660,000		  659,443
1.650%					   10/27/04		275,000		  274,672
										---------
										1,454,050
										---------

Total Investments - 99.9%						       $3,331,323
(Cost $3,331,323) (a)

Other Net Assets Less Liabilities - 0.1%					    2,528
										---------

Net Assets - 100%							       $3,333,851
										=========




(a)  Cost is identical for book and tax purposes.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures
    (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under Act(17 CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act(17CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.


ITEM 3. EXHIBITS

     Certification for the principal executive officerand principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR270.30A-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Monetta Trust
             -------------------------------------------------------------------

By (Signature and Title)* /s/ ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      November 24, 2004
    ----------------------------------------------------------------------------



(Registrant) Monetta Trust
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Lynn H. Waterloo
                         -------------------------------------------------------
                          Lynn H. Waterloo, Chief Financial Officer

Date                      November 24, 2004
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/  ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      November 24, 2004
    ----------------------------------------------------------------------------



By (Signature and Title)* /s/  LYNN H. WATERLOO
                         -------------------------------------------------------
                          Lynn H. Waterloo, Chief Financial Officer

Date                      November 24, 2004
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.